UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			February 1, 2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


   FORM 13F INFORMATION TABLE
                                                           VALUE  SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)PRN AMT PRNCALLDSCRETN MANAGERS SOLE SHARED NONE

AT&T CORP.                       COM            001957109   785    15450  SH       SOLE             0    0   15450
AIRBORNE FREIGHT CORP.           COM            009266107   1649   74940  SH       SOLE           12500  0   62440
ALCOA INC.                       COM            013817101   274     3300  SH       SOLE             0    0    3300
AMERICAN POWER CONVERSION        COM            029066107   4890   185409 SH       SOLE           19100  0   166309
BJ'S WHOLESALE CLUB              COM            05548J106   3411   93454  SH       SOLE           10000  0   83454
BANK OF AMERICA CORP.            COM            060505104   2234   44517  SH       SOLE           4900   0   39617
BED BATH & BEYOND                COM            075896100   3367   96883  SH       SOLE           10400  0   86483
CHUBB CORP.                      COM            171232101   2694   47840  SH       SOLE           6200   0   41640
CISCO SYSTEMS, INC.              COM            17275R102   7914   73875  SH       SOLE           6200   0   67675
CITIGROUP INC.                   COM            172967101   749    13450  SH       SOLE             0    0   13450
COASTAL CORP.                    COM            190441105   2981   84115  SH       SOLE           9300   0   74815
COSTCO WHOLESALE CORP.           COM            22160K105   582     6380  SH       SOLE             0    0    6380
DELL COMPUTER CORP.              COM            247025109   5411   106105 SH       SOLE           10800  0   95305
E*TRADE GROUP, INC.              COM            269246104   2587   99007  SH       SOLE           10750  0   88257
ELI LILLY & CO.                  COM            532457108   3202   48150  SH       SOLE           5300   0   42850
FLEET BOSTON FINANCIAL CORP.     COM            339030108   2699   77525  SH       SOLE           8195   0   69330
FORD MOTOR COMPANY               COM            345370100   3516   65953  SH       SOLE           6900   0   59053
GENERAL ELECTRIC COMPANY         COM            369604103   5096   32929  SH       SOLE           3600   0   29329
GENERAL MOTORS CORP.             COM            370442105   218     3000  SH       SOLE             0    0    3000
HAYES LEMMERZ INTL., INC.        COM            420781106   418    23958  SH       SOLE             0    0   23958
HEWLETT-PACKARD COMPANY          COM            428236103   256     2250  SH       SOLE             0    0    2250
JOHNSON & JOHNSON                COM            478160104   3538   37936  SH       SOLE           4100   0   33836
LUCENT TECHNOLOGIES INC.         COM            549463107   4390   58532  SH       SOLE           6300   0   52232
MERCK & CO., INC.                COM            589331107   3229   48061  SH       SOLE           5500   0   42561
MOTOROLA, INC.                   COM            620076109   346     2350  SH       SOLE             0    0    2350
OMNICOM GROUP                    COM            681919106   2286   22860  SH       SOLE           3200   0   19660
SBC COMMUNICATIONS INC.          COM            78387G103   3268   67038  SH       SOLE           7238   0   59800
SAFEWAY INC.                     COM            786514208   2796   78218  SH       SOLE           8800   0   69418
STAPLES, INC.                    COM            855030102   2547   122764 SH       SOLE           13400  0   109364
SUN MICROSYSTEMS, INC.           COM            866810104   7993   103221 SH       SOLE           7800   0   95421
TEXAS UTILITIES CO.              COM            882848104   2520   70875  SH       SOLE           8400   0   62475
TIME WARNER INC.                 COM             887315109  296     4100  SH       SOLE             0    0    4100
TRUE NORTH COMMUNICATIONS INC.   COM             897844106  2712   60704  SH       SOLE           7000   0   53704
UNISYS CORP.                     COM             909214108  3838   120180 SH       SOLE           13500  0   106680
WARNER-LAMBERT CO.               COM             934488107  249     3050  SH       SOLE             0    0    3050
YAHOO! INC.                      COM             984332106  7833   18105  SH       SOLE           1950   0   16155